ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS - Consideration received for the sale of the Company's Russian operations and related businesses (Details) - Discontinued operation disposed of by sale - Disposal of businesses in Russia and certain international markets - USD ($)
$ in Millions
2 Months Ended
	Jul. 12, 2024	May 17, 2024	Jul. 12, 2024	Jul. 12, 2024
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Cash part of consideration	$ 184.2	$ 2,458.1	$ 2,642.3
Total	$ 1,539.5	$ 3,389.2	$ 4,928.7
Common Class A
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Consideration in shares	94,853,603	67,632,122	162,485,725	162,500,000
Fair value of Class A shares received	$ 1,355.3	$ 931.1	$ 2,286.4